Operating Revenues - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deferred income	$ 15,508	$ 18,510
Revenue, performance obligation, description of timing	the Company’s 44 operated vessels were subject to time charters, 20 of which will expire within one year, two of which will expire within three years, five of which will expire between three to five years, and one of which will expire after more than five years from the balance sheet date.	the Company’s 45 operated vessels, were subject to time charters, 19 of which will expire within one year, two of which will expire within three years, and five of which will expire after more than five years from the balance sheet date).
Accounts Receivable Net	$ 24,600	$ 31,906
Accounting Standards Update 2014-09 [Member]
Contract Assets	2,700	4,500
Contracts Of Affreightment [Member]
Deferred income	4,500	1,300
Accounts Receivable Net	8,100	11,100
Voyage Charters [Member]
Deferred income	0	1,500
Accounts Receivable Net	11,100	3,300
Cargo Commences [Member]
Contract Costs Incurred In Advance	1,800	600
Cargo Commences [Member] | Accounting Standards Update 2014-09 [Member]
Deferred income	$ 15,100	$ 17,000